Basis of Presentation and General Information (Predecessor) (Details) (Predecessor)	Jul. 28, 2013 m3
Cepheus
Vessel owning Company
Capacity of vessel (in cubic meters)	82,000
Lyra
Vessel owning Company
Capacity of vessel (in cubic meters)	82,000
Cetus
Vessel owning Company
Capacity of vessel (in cubic meters)	82,000
Orion
Vessel owning Company
Capacity of vessel (in cubic meters)	5,000